FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/02

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	10/24/02

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         61 data records

Form 13F Information Table Value Total:         56,467 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Franklin Fin Corp PFD Ex Ser A PFD              353521206       98    10000 SH       SOLE                                      10000
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      880    21850 SH       SOLE                     1500             20350
General Motors 5.25% Conv Pfd  PFD CV           370442733      445    19900 SH       SOLE                     1700             18200
Motorola Equity Units $3.50 Cv PFD CV           620076208      522    14400 SH       SOLE                     2300             12100
AFLAC, Inc.                    COM              001055102     1505    49050 SH       SOLE                     2600             46450
AOL Time Warner                COM              00184A105      428    36562 SH       SOLE                     6625             29937
Allstate                       COM              020002101      666    18735 SH       SOLE                      962             17773
American Express Co.           COM              025816109     2255    72335 SH       SOLE                     9775             62560
American Int'l Group           COM              026874107      631    11543 SH       SOLE                     2043              9500
American Power Conversion      COM              029066107      140    14600 SH       SOLE                     7400              7200
Amgen                          COM              031162100     2098    50323 SH       SOLE                     7050             43273
Amphenol Corp. A               COM              032095101      488    15750 SH       SOLE                     1350             14400
Apache Corporation             COM              037411105      413     6945 SH       SOLE                     1430              5515
Apogent Technologies           COM              03760A101      187    10000 SH       SOLE                     1100              8900
Archer-Daniels-Midland         COM              039483102      270    21550 SH       SOLE                     5000             16550
Ariba Inc.                     COM              04033V104       38    28000 SH       SOLE                     8950             19050
Boeing Co.                     COM              097023105      679    19900 SH       SOLE                     3300             16600
Bristol-Myers Squibb Co.       COM              110122108     1293    54320 SH       SOLE                     5950             48370
Check Point Software Technolog COM              M22465104      455    33150 SH       SOLE                     5400             27750
Citigroup, Inc.                COM              172967101     2100    70827 SH       SOLE                     7785             63042
Comerica, Inc.                 COM              200340107     1631    33825 SH       SOLE                     4625             29200
Compuware Corp.                COM              205638109      212    69500 SH       SOLE                    11800             57700
Corning Inc.                   COM              219350105       32    20310 SH       SOLE                      600             19710
Deutsche Telekom AG            COM              251566105      114    13750 SH       SOLE                     3600             10150
Duke Energy Corp.              COM              264399106      608    31091 SH       SOLE                     6575             24516
El Paso Corp.                  COM              28336L109      216    26150 SH       SOLE                      950             25200
Elan Corp  plc ADR             COM              284131208      208   107875 SH       SOLE                    13800             94075
FPL Group, Inc.                COM              302571104     3894    72380 SH       SOLE                     9700             62680
Fannie Mae                     COM              313586109     2556    42925 SH       SOLE                     7150             35775
General Electric               COM              369604103     2610   105865 SH       SOLE                    12634             93231
General Motors Cl. H           COM              370442832      962   105150 SH       SOLE                    17125             88025
Honeywell Int'l                COM              438516106     1314    60675 SH       SOLE                    11125             49550
Hospitality Properties Trust   COM              44106M102     1000    30200 SH       SOLE                     2600             27600
IBM Corp.                      COM              459200101     1834    31452 SH       SOLE                     4200             27252
JDS Uniphase Corporation       COM              46612J101       85    43750 SH       SOLE                     8900             34850
Jefferson-Pilot Corp.          COM              475070108     2664    66424 SH       SOLE                     8400             58024
Johnson & Johnson              COM              478160104     1885    34850 SH       SOLE                     4200             30650
Liberty Media Corp - A         COM              530718105      381    53060 SH       SOLE                     7500             45560
Marsh & McLennan Cos. Inc.     COM              571748102     1408    33816 SH       SOLE                     5000             28816
Masco Corp.                    COM              574599106      219    11200 SH       SOLE                      800             10400
McDonalds Corp.                COM              580135101      184    10400 SH       SOLE                      300             10100
Merck & Co., Inc.              COM              589331107     2374    51944 SH       SOLE                     7100             44844
Microsoft Corp.                COM              594918104     2943    67282 SH       SOLE                     8350             58932
Motorola, Inc                  COM              620076109      388    38128 SH       SOLE                     4930             33198
NEXTEL Communications 'A'      COM              65332V103      172    22800 SH       SOLE                     3700             19100
Nokia Corp. ADR 'A'            COM              654902204      276    20860 SH       SOLE                     1800             19060
Oracle Corp.                   COM              68389X105      204    26000 SH       SOLE                      400             25600
Palm, Inc.                     COM              696642107       24    32311 SH       SOLE                     5949             26362
Pfizer, Inc.                   COM              717081103     2035    70122 SH       SOLE                     5139             64983
Pitney Bowes                   COM              724479100      591    19375 SH       SOLE                                      19375
Popular Inc.                   COM              733174106     1156    36590 SH       SOLE                    12140             24450
Royal Dutch Petroleum Co.      COM              780257804     1890    47050 SH       SOLE                     6700             40350
Sara Lee Corp.                 COM              803111103     2557   139800 SH       SOLE                    18800            121000
Schering-Plough                COM              806605101      443    20800 SH       SOLE                      300             20500
Solectron Corp.                COM              834182107      160    75950 SH       SOLE                    13550             62400
Sprint Corp. (FON Group)       COM              852061100      101    11050 SH       SOLE                     1250              9800
Stryker Corp.                  COM              863667101      340     5900 SH       SOLE                                       5900
Sun Microsystems Inc.          COM              866810104      146    56520 SH       SOLE                     9100             47420
Synopsys, Inc.                 COM              871607107      561    14700 SH       SOLE                     1100             13600
Texas Instruments              COM              882508104      171    11550 SH       SOLE                     2400              9150
Verizon Communications         COM              92343V104      326    11864 SH       SOLE                      600             11264